Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 23,583	$ 18,075
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,945	12,952
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,695	3,092
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	533	683
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,410	$ 1,348